Investments OTTI Credit Losses Recognized in Earnings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Actual Cash Flow Recovery
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	$ 2.9	$ 4.3	$ 2.6